OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payroll and other employee related accruals	$ 4,214	$ 3,474
Vacation accrual	3,096	2,931
Royalties provision	1,170	966
Government authorities	979	288
Accrued expenses	8,517	9,864
Others	642	428
Other Payables And Accrued Expenses	$ 18,618	$ 17,951